Acquisitions - Summary of Brief Description of the Most Significant Acquisition (Detail)	12 Months Ended
Dec. 31, 2023
Casetext Inc [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	August 2023
Name of acquiree	Casetext, Inc.
Description of the acquiring segment	Legal Professionals
Description of acquiree	A business that uses AI and ML to enable legal professionals to work more efficiently.
Imagen Ltd [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	July 2023
Name of acquiree	Imagen Ltd
Description of the acquiring segment	Reuters News
Description of acquiree	A media asset management company.
SurePrep LLC [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	January 2023
Name of acquiree	SurePrep LLC
Description of the acquiring segment	Corporates and Tax & Accounting Professionals
Description of acquiree	A provider of tax automation software and services.
ThoughtTrace [Member]
Description Of Acquisitions Completed [Line Items]
Date of acquisition	April 2022
Name of acquiree	ThoughtTrace
Description of the acquiring segment	Corporates
Description of acquiree	A business that uses AI and ML to read, organize and manage document workflows.